Business Combination - Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions		2 Months Ended	3 Months Ended
	May 13, 2024	Jun. 30, 2024	Jun. 30, 2024
Business Combination Segment Allocation [Line Items]
Gross cash proceeds from SEAC trust account, net of redemptions			$ 75.7
Gross cash proceeds from PIPE Investment, net of Reduction Rights exercised	$ 254.3	$ 254.3
Total gross cash proceeds			330.0
Less: SEAC warrant exchange payment			(12.5)
Transaction costs			(14.7)
Net proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of equity (deficit)			282.7
Add: Transaction costs accrued and not paid, net of transaction costs previously paid			11.3
Net cash proceeds from the Business Combination and related equity issuances per the condensed consolidated statement of cash flows			294.0
SEAC
Business Combination Segment Allocation [Line Items]
Transaction costs			$ (20.1)
Number of shares issued (in shares)	7,027,873
SEAC Public Warrants
Business Combination Segment Allocation [Line Items]
Shares issued, price per share (in USD per share)		$ 0.5	$ 0.5
Warrants outstanding		$ 0.0	$ 0.0
PIPE Investors
Business Combination Segment Allocation [Line Items]
Number of shares issued (in shares)	25,759,430		16,218,402